Document and Entity Information	9 Months Ended
	Mar. 31, 2012	May 07, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SINOCOKING COAL & COKE CHEMICAL INDUSTRIES, INC.
Entity Central Index Key	0001099290
Trading Symbol	scok
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--06-30
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		21,090,948
Document Type	Other
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3